Post-employment Benefits - Summary of Allocation of Assets by Category, Segmented Into Quoted In an Active Market and Not Quoted In an Active Market (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Fair Value	R$ 18,808	R$ 17,588	R$ 16,520
Percentage of allocation	100.00%	100.00%	100.00%
Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 18,065	R$ 16,851	R$ 15,134
Percentage of allocation	96.05%	95.81%	91.61%
Fixed income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 17,775	R$ 16,281	R$ 14,751
Percentage of allocation	94.51%	92.57%	89.29%
Fixed income securities [member] | NonQuoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 290	R$ 570	R$ 383
Percentage of allocation	1.54%	3.24%	2.32%
Variable income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 24	R$ 19	R$ 685
Percentage of allocation	0.13%	0.11%	4.15%
Variable income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 18	R$ 15	R$ 681
Percentage of allocation	0.09%	0.09%	4.12%
Variable income securities [member] | NonQuoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 6	R$ 4	R$ 4
Percentage of allocation	0.04%	0.02%	0.03%
Structured investments [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 59	R$ 24	R$ 9
Percentage of allocation	0.31%	0.14%	0.05%
Structured investments [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 1	R$ 1	R$ 1
Percentage of allocation	0.01%	0.01%	0.01%
Structured investments [member] | NonQuoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 58	R$ 23	R$ 8
Percentage of allocation	0.30%	0.13%	0.04%
Real estate [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 578	R$ 615	R$ 623
Percentage of allocation	3.07%	3.49%	3.77%
Loans to participants [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 82	R$ 79	R$ 69
Percentage of allocation	0.44%	0.45%	0.42%